Supplemental information on statement of cash flows	12 Months Ended
Dec. 31, 2017
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Supplemental information on statement of cash flows
28.	Supplemental information on statement of cash flows

	2017	2016	2015
Additional information on cash flows:
Amounts paid/received during the period:
Withholding income tax paid on behalf of third-parties	857	932	1,034
Capital expenditures and financing activities not involving cash
Purchase of property, plant and equipment on credit	133	123	171
Finance leases	86	90	—
Provision/(reversals) for decommissioning costs	4,503	937	4,145
Use of deferred tax and judicial deposit for the payment of contingency	314	138	960